Corporate aircraft capital lease (Tables) (Capital Lease Obligations [Member])	12 Months Ended
Dec. 31, 2013
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Schedule of Long-Term Debt

Capital lease obligations are summarized as follows:

December 31, 2013
US$
Capital lease obligations, net of current maturities	26,646,215

Current maturities of capital lease obligations	2,745,647
Total capital lease obligations	29,391,862